Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 233,479	$ 199,504
Short-term investments		138,915	181,960
Accounts receivable, net		40,632	14,536
Inventories		3,879	374
Deferred tax assets			1,221
Due from related parties		6,986	1,097
Prepayments and other current assets		6,866	13,593
Held-for-sale assets		26	20
Total current assets		430,783	412,305
Non-current assets:
Long-term investments		42,741	40,792
Deferred tax assets	[1]	6,072	3,272
Property and equipment, net		24,685	20,996
Intangible assets, net		5,511	10,746
Goodwill		21,760	20,497
Other long-term prepayments and receivables		1,885	1,187
Total assets		533,437	509,795
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities (“VIE”) and its subsidiaries without recourse to the Company of USD 44,162 and USD 68,469 as of December 31, 2016 and 2017, respectively)		49,819	33,376
Due to a related party (including due to a related party of the consolidated VIE and its subsidiaries without recourse to the Company of USD 45 and USD 10 as of December 31, 2016 and 2017, respectively)		10	45
Deferred revenue and income, current portion (including deferred revenue and income, current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 22,923 and USD 27,738 as of December 31, 2016 and 2017, respectively)		28,046	23,194
Income tax payable (including income tax payable of the consolidated VIE and its subsidiaries without recourse to the Company of USD 2,253 and USD 3,128 as of December 31, 2016 and 2017, respectively)		3,128	2,321
Accrued liabilities and other payables (including accrued liabilities and other payables of the consolidated VIE and its subsidiaries without recourse to the Company of USD 104,114 and USD 132,901 as of December 31, 2016 and 2017, respectively)		59,871	33,131
Held-for-sale liabilities		822	1,338
Total current liabilities		141,696	93,405
Non-current liabilities:
Deferred revenue and income, non-current portion (including deferred revenue and income, non-current portion of the consolidated VIE and its subsidiaries without recourse to the Company of USD 3,539 and USD 2,934 as of December 31, 2016 and 2017, respectively)	[2]	3,242	4,082
Deferred tax liabilities, non-current portion			635
Due to related parties, non-current portion		4,737	4,537
Other long-term payable		925	886
Total liabilities		150,600	103,545
Commitments and contingencies
Equity
Common shares ( USD0.00025 par value, 1,000,000,000 shares authorized, 368,877,209 shares issued and 330,545,000 shares outstanding as of December 31, 2016; 368,877,209 shares issued and 333,643,560 shares outstanding as of December 31, 2017)		83	83
Additional paid-in-capital		461,330	453,347
Accumulated other comprehensive loss		(7,031)	(13,629)
Statutory reserves		5,132	5,132
Treasury shares (38,332,209 shares and 35,233,649 shares as of December 31, 2016 and 2017, respectively)		9	9
Accumulated deficits		(74,526)	(36,704)
Total Xunlei Limited’s shareholders’ equity		384,997	408,238
Non-controlling interests		(2,160)	(1,988)
Total liabilities and shareholders’ equity		$ 533,437	$ 509,795

[1]	As at December 31, 2017, the deferred tax asset and liability balances are expected to be recoverable as follows
[2]	As of December 31, 2017, the non-current portion included membership subscription revenue of USD 425,000 (2016: USD 820,000), government grants of USD 2,509,000 (2016: USD 2,719,000), and reimbursement from the depositary of USD 308,000 (2016: USD 543,000).